Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21 - SUBSEQUENT EVENTS

On July 2, 2025, Baijiayun VIE, Zhejiang WFOE and Guangxi Yunqi Baichuan Technology Co., Ltd. signed Exclusive Technical and Consulting Services Agreement, Powers of Attorney, Exclusive Option Agreement and Equity Interest Pledge Agreement (collectively, “VIE agreements”). On September 10, 2025, Baijia Cloud Technology, Zhejiang WFOE and Guangxi Yunqi Baichuan Technology Co., Ltd. signed the VIE agreements. Guangxi Yunqi Baichuan Technology Co., Ltd. became the new shareholder of the VIEs.